QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Revenue, Net	$ 719,041	$ 708,240	$ 765,225	$ 730,114	$ 753,658	$ 704,018	$ 761,010	$ 732,084	$ 2,922,620	$ 2,950,770	$ 2,928,429
Gross Profit	393,051	388,064	424,469	394,205	397,839	376,417	414,956	388,200	1,599,789	1,577,412	1,556,387
Operating Income (Loss)	103,343	109,581	127,106	105,570	97,421	105,021	122,866	93,858	445,600	419,166	381,939
Net Income (Loss) Attributable to Parent	$ 84,710	$ 75,273	$ 89,993	$ 72,878	$ 74,428	$ 79,851	$ 87,228	$ 71,685	$ 322,854	$ 313,192	$ 314,213
Earnings Per Share, Basic	$ 0.60	$ 0.53	$ 0.63	$ 0.51	$ 0.52	$ 0.56	$ 0.61	$ 0.50	$ 2.28	$ 2.20	$ 2.22
Earnings Per Share, Basic Rounding									0.01	0.01
Earnings Per Share, Diluted	0.59	0.52	0.62	0.50	0.51	0.55	0.60	0.49	2.24	2.16	$ 2.18
Earnings Per Share, Diluted Rounding									0.01	0.01
Common Stock, Dividends, Per Share, Declared	$ 66.25	$ 66.25	$ 66.25	$ 66.25	$ 62.50	$ 62.50	$ 62.50	$ 62.50	$ 265.00	$ 250.00